Stockholders' Equity (Details) - Schedule of common stock activity	12 Months Ended
Dec. 31, 2022 shares
Schedule of Common Stock Activity [Abstract]
Balance, Beginning balance	1,151,207
Shares of Common Stock issued	324,928
Shares issued for services	7,693
Treasury stock	(10,183)
Balance, Ending balance	1,473,645